UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 225, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	January 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 96.22%

Air Courier Services - 1.33%
1,925	FedEx Corp.	$ 364,037

Aircraft Engines & Engine Parts - 1.30%
3,248	United Technologies Corp.	356,208

Beverages - 2.67%
8,760	Coca-Cola Enterprises	364,153
3,535	PepsiCo, Inc.	366,862
		731,015
Biological Products (No Diagnostic Substances) - 2.59%
2,332	Amgen, Inc.	365,378
1,239	Biogen, Inc. *	343,500
		708,878
Biotechnology - 1.35%
1,030	Regeneron Pharmaceuticals, Inc. *	370,069

Business Software & Services - 1.25%
6,500	Cognizant Technology Solutions Corp. *	341,835

Cable & Other Pay Television Services - 1.43%
2,785	Netflix, Inc. *	391,877

Chmicals & Allied Products - 2.74%
4,930	E.I. du Pont de Nemours & Co.	372,215
6,366	The Dow Chemical Co.	379,605
		751,820
Communications Equipment, NEC - 2.44%
12,096	Cisco Systems, Inc.	371,589
5,580	Qualcomm, Inc.	298,139
		669,728
Computer & Office Equipment - 2.70%
16,070	Hewlett Packard Enterprise Co.	364,468
2,156	International Business Machines Corp.	376,265

		740,733
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.39%
3,140	Kimberly Clark Corp.	380,348

Credit Services - 2.65%
4,785	American Express Co.	365,478
3,393	MasterCard, Inc.	360,778
		726,256
Crude Petroleum & Natural Gas - 1.29%
5,200	Occidental Petroleum Corp.	352,404

Electric Services - 2.75%
3,081	NextEra Energy, Inc.	381,181
7,515	The Southern Co.	371,466
		752,647
Electronic Computers - 1.37%
3,101	Apple, Inc.	376,306

Entertainment - Diversified - 1.43%
5,203	Comcast Corp. Class A	392,410

Farm Machinery & Equipment - 1.38%
3,939	Caterpillar, Inc.	376,805

Finance Services - 2.62%
958	BlackRock, Inc.	358,273
8,440	Morgan Stanley	358,616
		716,889
Food & Kindred Products - 1.38%
4,236	The Kraft Heinz Co.	378,232

General Industrial Machinery & Equipment - 1.38%
2,975	Illinois Tool Works, Inc.	378,420

Health Care Plans - 2.55%
2,942	Aetna, Inc.	348,951
4,448	CVS Health Corp.	350,547
		699,498
Insurance Agents, Brokers & Service - 1.34%
2,237	Berkshire Hathaway, Inc. Class B *	367,181

Insurance Carriers, NEC - 3.96%
5,090	American International Group, Inc.	327,083
2,550	Anthem, Inc.	393,057
2,785	Chubb, Ltd.	366,200

		1,086,340
Life Insurance - 1.34%
6,749	MetLife, Inc.	367,213

Medical Appliances & Equipment - 1.37%
8,966	Abbott Laboratories	374,510

Motor Vehicles & Passenger Car Bodies - 2.64%
28,657	Ford Motor Co.	354,201
10,090	General Motors Co.	369,395
		723,596
National Commercial Banks - 5.28%
16,122	Bank of America Corp.	365,002
6,039	Citigroup, Inc.	337,157
3,071	PNC Financial Services Group, Inc.	369,933
7,128	U.S. Bancorp.	375,289
		1,447,381
Oil & Gas Field Services, NEC - 3.90%
6,453	Halliburton Co.	365,046
4,281	Phillips 66	349,415
4,228	Schlumberger, Ltd.	353,926
		1,068,387
Personal Products - 1.30%
5,500	Colgate-Palmolive Co.	355,190

Petroleum Refining - 2.56%
7,260	Conocophillips *	353,998
4,131	Exxon Mobil Corp.	346,550
		700,548
Railroads, Line-Haul Operating - 1.38%
3,543	Union Pacific Corp.	377,613

Retail-Building Materials, Hardware, Garden Supply - 1.37%
2,738	The Home Depot, Inc.	376,694

Retail-Drug Stores & Proprietary Stores - 2.61%
5,168	Express Scripts Holding Co. *	355,972
4,400	Walgreens Boots Alliance, Inc.	360,536
		716,508
Retail-Eating Places - 1.35%
3,028	McDonalds Corp.	371,142

Retail-Lumber & Other Building Materials Dealers - 1.37%
5,153	Lowe's Companies, Inc.	376,581

Retail-Miscellaneous Retail - 1.38%
459	Amazon.com, Inc. *	377,977

Retail-Variety Stores - 1.34%
2,245	Costco Wholesale Crop.	368,068

Semiconductors & Related Devices - 5.57%
2,070	Avago Technologies	412,965
10,023	Intel Corp.	369,047
3,400	NVIDIA Corp.	371,212
4,931	Texas Instruments, Inc.	372,488
		1,525,712
Services-Business Services, NEC - 5.34%
3,144	Accenture, Plc.	358,007
3,550	Automatic Data Processing, Inc.	358,515
240	The Priceline Group, Inc. *	378,031
4,447	Visa, Inc.	367,811
		1,462,364
Services-Computer Programming Services - 1.43%
4,950	Salesforce.com, Inc. *	391,545

Services-Computer Programming, Data Processing, Etc. - 1.41%
2,963	Facebook, Inc. *	386,138

Surgical & Medical Instruments & Apparatus - 2.71%
2,051	3M Co.	358,556
3,105	Stryker Corp.	383,561
		742,117
Telephone Communications (No Radiotelephone) - 2.59%
8,849	AT&T Corp.	373,074
6,865	Verizon Communications, Inc.	336,454
		709,528
Television Broadcasting Stations - 1.44%
12,720	Twenty-First Century Fox, Inc. *	394,447

Trucking & Courier Services (No Air) - 1.26%
3,168	United Parcel Services, Inc. Class B	345,724

TOTAL FOR COMMON STOCKS (Cost $25,112,557) - 96.22%		26,368,919

REAL ESTATE INVESTMENT TRUSTS - 2.58%
1,615	Public Storage	347,225
1,960	Simon Property Group, Inc.	360,189

TOTAL FOR LIMITED PARTNERSHIPS (Cost $731,328) - 2.58%		707,414

SHORT TERM INVESTMENTS - 1.08%
294,765	Fidelity Money Market Portfolio Institutional Class 0.47% **	294,765

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $294,765) - 1.08%	294,765

TOTAL INVESTMENTS (Cost $26,138,650) *** - 99.88%	27,371,098

OTHER ASSETS LESS LIABILITIES - 0.12%	32,605

NET ASSETS - 100.00%	$ 27,403,703

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2017.

*** At January 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,138,650 amounted to $1,232,448, which consisted of aggregate gross unrealized appreciation of $1,564,387 and aggregate gross unrealized depreciation of $331,939.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At January 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,138,650 amounted to $1,232,448, which consisted of aggregate gross unrealized appreciation of $1,564,387 and aggregate gross unrealized depreciation of $331,939.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 26,368,919	$ -	$ -	$ 26,368,919
Limited Partnerships	$ 707,414	$ -	$ -	$ 707,414
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	294,765	-	-	294,765

$ 27,371,098	$ -	$ -	$ 27,371,098

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	January 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 5.00%

Air Transportation, Scheduled - 0.07%
454	Delta Air Lines, Inc.	$ 21,447

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.11%
391	Ingersoll-Rand PLC. (Ireland)	31,026

Banks - 0.15%
355	The PNC Financial Services Group, Inc.	42,763

Beverages - 0.12%
388	Dr. Pepper Snapple Group, Inc.	35,386

Biological Products (No Diagnostic Substances) - 0.09%
167	Amgen, Inc.	26,166

Computer Storage Devices - 0.07%
443	NetApp, Inc.	16,976
34	Western Digital Corp.	2,711
		19,687
Electric Services - 0.25%
309	NextEra Energy, Inc.	38,229
437	Pinnacle West Capital Corp.	33,924
		72,153
Electric & Other Services Combined - 0.16%
314	Exelon Corp.	11,266
570	WEC Energy Group, Inc.	33,659
		44,925
Electromedical & Electrotherapeutic Apparatus - 0.11%
406	Medtronic, Inc. (Ireland)	30,864

Food & Kindred Products - 0.16%
429	B&G Foods, Inc. Class A	19,026
453	Campbell Soup Co.	28,190
		47,216

Gaming, Lodging & Restaurants - 0.11%
402	Wyndman Worldwide Corp.	31,782

Grain Mill Products - 0.07%
151	Ingredion, Inc.	19,357

Hospital & Medical Service Plans - 0.14%
342	Aetna, Inc.	40,565

Household Appliances - 0.11%
179	Whirlpool Corp.	31,305

Investment Advice - 0.09%
235	Ameriprise Financial, Inc.	26,383

Life Insurance - 0.12%
634	MetLife, Inc.	34,496

Malt Beverages - 0.14%
414	Molson Coors Brewing Co. Class-B	39,959

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.07%
408	V.F. Corp.	21,004

Motor Vehicle Parts & Accessories - 0.17%
346	Lear Corp.	49,163

Natural Gas Distribution - 0.25%
432	Atmos Energy Corp.	32,910
476	WGL Holdings, Inc.	39,003
		71,913
Natural Gas Transmission & Distribution- 0.22%
787	Oneok, Inc.	43,372
514	Spectra Energy Corp.	21,408
		64,780
Oil & Gas Field Services, NEC - 0.03%
171	Halliburton Co.	9,673

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.11%
264	Zimmer Holdings, Inc.	31,239

Plastic Materials, Synth Resin, Rubber, Cellulos (No Glass) - 0.33%
435	Eastman Chemical Co.	33,712
361	Sealed Air Corp.	17,509
720	The Dow Chemical Co.	42,934
		94,155

Railroads, Line-Haul Operating - 0.12%
334	Union Pacific Corp.	35,598

Retail-Apparel & Accessory Stores - 0.09%
1,039	Hanesbrands, Inc.	24,635

Retail-Drug Stores & Proprietary Stores - 0.25%
363	CVS Health Corp.	28,608
214	Target Corp.	13,799
899	The Kroger Co.	30,530
		72,937
Retail-Family Clothing Stores - 0.12%
471	TJX Companies, Inc.	35,287

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.12%
238	Raytheon Co.	34,310

Semi-Conductors & Related Devices - 0.05%
13	Broadcom Ltd. Class A (Singapore)	2,594
137	Life Storage, Inc.	11,159
		13,753
Services-Business Services - 0.24%
341	Accenture, Plc. Class-A (Ireland) *	38,830
476	Broadridge Financial Solutions, Inc.	31,668
		70,498
Services-Help Supply Services - 0.13%
400	Manpower Group, Inc.	38,184

Services-Prepackaged Software - 0.09%
386	Microsoft Corp.	24,955

State Commerical Banks - 0.14%
526	State Street Corp.	40,081

Surgical & Medical Instruments & Apparatus - 0.17%
130	3M Co.	22,727
145	Becton Dickinson & Co.	25,707
		48,434
Water Supply - 0.14%
548	American Water Works Co.	40,245

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.08%
326	Cardinal Health, Inc.	24,437

TOTAL FOR COMMON STOCKS (Cost $1,081,607) - 5.00%		1,440,761

CORPORATE BONDS - 36.09%

Banking - 11.69%
250,000	Bank of America Corp., 5.875%, 01/05/2021	278,552
250,000	Bank of America Corp., 1.25%, 02/14/2017	250,033
200,000	Barclays Plc, 3.65%, 03/16/2025	192,578
65,000	BB&T Corp. 4.90%, 06/30/2017	65,907
250,000	Capital One, 1.65%, 02/15/2018	249,924
250,000	Citigroup, Inc., 4.50% 01/14/2022	266,037
250,000	Discover Bank, 7.00%, 04/15/2020	278,093
130,000	Fifth Third Bancorp 4.50%, 06/01/2018	133,909
250,000	Gold Sachs Group, 4.00%, 03/03/2024	257,733
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	101,038
200,000	Huntington National Bank 2.20%, 04/19/2019	200,494
225,000	JPMorgan Chase & Co., 4.25%, 10/15/2020	238,696
275,000	Key Bank, 4.625%, 06/15/2018	283,899
250,000	Manufacturers & Traders Trust Co., 2.10%, 02/06/2020	249,953
60,000	PNC Financial Services, 6.375%, 12/31/2049	65,925
225,000	Suntrust Banks, Inc., 6.00%, 02/15/2026	253,006
		3,365,777
Business Services - 0.93%
250,000	Moody's Corp., 4.50%, 09/01/2022	267,489

Gaming, Lodging & Restaurants - 0.87%
242,000	Wyndham Worldwide Corp., 4.25%, 03/01/2022	250,563

Healthcare Products - 0.94%
275,000	Abott Laboratories, 3.75%, 11/30/2026	270,748

Home & Office Products - 1.72%
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	289,721
200,000	Toll Brothers Finance Corp., 4.00%, 12/31/2018	206,000
		495,721
Household Products - 0.71%
200,000	Clorox Co., 3.05%, 09/15/2022	203,029

Institutional Financial Services - 1.85%
275,000	General Motors Financial, 3.15%, 01/15/2020	277,278
250,000	Morgan Stanley, 3.75%, 02/25/2023	256,684
		533,962
Insurnace - 1.71%
250,000	American International Group, 4.875%, 06/01/2022	272,574
200,000	Anthem, Inc., 7.00%, 02/15/2019	218,973
		491,547
Oil, Gas & Coal - 3.18%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	207,642

150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	160,572
100,000	Buckeye Partners L.P. 2.65% 11/15/2018	100,709
150,000	ConocoPhillips 5.75%, 02/01/2019	161,635
100,000	Devon Energy Corp., 6.30%, 01/15/2019	106,192
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	178,719
		915,469
Real Estate - 0.82%
216,000	HCP, Inc., 5.375%, 02/01/2021	235,949

Retail-Drug Stores & Proprietary Stores - 3.33%
225,000	CVS Health Corp., 2.75%, 12/01/2022	222,286
250,000	CVS Health Corp., 2.875%, 06/01/2026	237,002
250,000	Staples, Inc., 2.75%, 01/12/2018	251,565
250,000	The Kroger Co., 2.60%, 02/01/2021	249,351
		960,204
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.90%
250,000	NASDAQ, Inc., 5.25%, 01/16/2018	258,455

Semiconductors - 0.83%
225,000	KLA-TENCOR Corp., 4.65%, 11/01/2024	238,190

Services-Personal Services - 0.82%
230,000	Block Financial LLC, 4.125%, 10/01/2020	235,733

Specialty Finance - 2.41%
250,000	Ford Motor Credit Co., 3.35%, 05/20/2026	239,368
250,000	Visa, Inc., 2.80%, 12/14/2022	251,418
200,000	Western Union Co., 3.35%, 05/22/2019	203,074
		693,860
Technology Services - 2.65%
250,000	Ebay, Inc., 3.80%, 09/009/2022	257,308
250,000	IBM Corp., 3.625%, 02/12/2024	258,718
250,000	Microsoft Corp., 2.375%, 05/01/2023	245,756
		761,782
Telecom - 0.74%
200,000	Frontier Communications Corp., 8.50%, 04/15/2020	213,120

TOTAL FOR CORPORATE BONDS (Cost $10,383,400) - 36.09%		10,391,598

LIMITED PARTNERSHIPS - 0.45%

Oil, Gas & Coal - 0.45%
136	Alliance Holdings GP L.P.	4,074
431	Energy Transfer Partners L.P.	16,443
1,329	Enterprise Products Partners L.P.	37,651
1,497	Global Partners L.P.	30,164

531	Magellan Midstream Partners L.P. *	42,496

TOTAL FOR LIMITED PARTNERSHIPS (Cost $129,592) - 0.45%		130,828

MUNICIPAL BONDS - 4.64%

Delaware - 0.20%
65,000	Delaware State Housing Authority 2.75%, 12/01/2041	57,816

Kentucky - 0.88%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	254,798

Maryland - 0.17%
50,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	50,243

Massachusetts - 1.31%
110,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	112,702
250,000	Massachusetts Housing Finance Agency 4.00%, 06/01/2039	264,537
		377,239
New Mexico - 0.04%
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,151

North Carolina - 0.09%
25,000	North Carolina State Housing 4.00%, 01/01/ 2034	25,231

Pennsylvania - 0.74%
200,000	Pennsylvania St Higher Education FACS Auth Revenue, 4.00%, 06/15/2023	211,984

Washington - 1.22%
100,000	King County WA School District #411, 1.293% 12/01/2018	100,203
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	249,722
		349,925

TOTAL FOR MUNICIPAL BONDS (Cost $1,331,233) - 4.64%		1,337,387

PREFERRED SECURITIES - 17.81%

Banking - 3.07%
6,307	BB&T Corp. PFD, 5.625%, 12/31/49	158,684
5,790	Citigroup, Inc. PFD, 6.875%, 02/12/19	152,972
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/49 (U.K.)	105,520
5,987	JPMorgan Chase & Co. PFD 6.125%, 12/31/49	155,782
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	154,621
6,287	US Bancorp. PFD 5.15%, 12/31/49	157,238
		884,817
Computer & Office Equipment - 0.55%

6,017	Pitney Bowes, Inc. PFD, 6.70%, 03/07/43	157,826

Electric & Other Services Combined - 0.58%
6,275	Interstate Power & Light Co. PFD, 5.10%, 12/31/49	166,315

Institutional Financial Services - 2.58%
5,930	BGC Partners, Inc. PFD 8.125%, 06/15/452	152,635
5,916	KKR Financial Holdings LLC, PFD 7.375%, 12/31/50	154,408
4,750	Raymond James Financial, Inc., PFD 6.9%, 03/15/42	120,793
6,430	State Street Corp. PFD 5.25%, 12/31/49	157,599
6,346	The Bank of New York Mellon Corp. PFD 5.20%, 12/31/49	156,937
		742,372
Insurance - 3.59%
6,128	Aegon N.V. PFD 6.50%, 12/31/49	158,593
4,000	Amtrust Financial Services Class A PFD 6.75%, 12/31/49	100,300
6,120	Arch Capital Group, Inc., PFD 6.75%, 12/31/2049	155,509
6,131	Axis Capital Holdings, Ltd. 6.875%, 04/15/17 (Bermuda)	155,359
5,545	PartnerRe OFD 7.25%, 12/31/49 (Bermuda)	154,428
6,180	Prudential Financial, Inc., PFD 5.75%, 12/15/2032	155,118
5,880	The Allstate Corp. PFD 6.625%, 12/31/49	155,408
		1,034,715
Machine Tools & Accessories - 0.54%
4,000	Stanley Black & Decker Inc. PFD 5.75% 07/	156,286

Radio Telephone Communications - 0.35%
4,000	Telephone & Data Systems, Inc., 7.00%, 03/15/56	101,280

Railroad Equipment - 0.54%
6,288	GATX Corp 5.625% PFD	154,685

Real Estate - 1.85%
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/49	127,500
6,000	Hospitality Properties Trust PFD 7.000%, 12/31/49	150,540
4,000	LaSalle Hotel Properties PFD 7.50%, 12/31/2049	101,600
6,264	Public Storage, 5.75%, 12/31/2049	154,470
		534,110
Retail-Discretionary - 0.54%
5,980	Ebay, Inc. PFD 6.00%, 02/01/2056	154,942

Specialty Finance - 2.00%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	166,140
4,132	Annaly Capital Series C, 7.625%, 12/31/49	100,614
5,907	AGNC Investment Corp. 8% Prep PFD	149,269
6,120	Charles Schwab & Co. PFD	158,998
		575,021
Utilities - 1.05%

6,145	NextEra Energy Capital Holdings, Inc. FD 5.625%, 06/15/72	150,675
5,821	The Southern Co. PFD 6.25%, 10/15/75	152,743
		303,418
Wireless Telecommunication Services - 0.56%
3,900	Qwest Corp. PFD 7.00%, 04/01/52	98,163
2,509	Qwest Corp. PFD 7.50%, 09/15/51	63,578
		161,741

TOTAL FOR PREFERRED SECURITIES (Cost $5,201,585) - 17.81%		5,127,528

REAL ESTATE INVESTMENT TRUSTS - 0.55%
327	Equity Residential	19,872
691	HCP, Inc.	20,951
787	National Retail Properties, Inc.	34,313
866	Omega Healthcare Investors, Inc.	27,773
604	Weingarten Realty Investors	21,520
138	Quality Care Properties *	2,548
477	Welltower, Inc.	31,625

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $142,709) - 0.55%		158,602

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 32.78%

Federal Farm Credit Banks - 3.49%
200,000	Federal Farm Credit Banks 1.12% 10/22/2018	199,177
300,000	Federal Farm Credit Banks 2.32%, 06/23/2025	288,149
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	293,352
225,000	Federal Farm Credit Banks 3.53%, 12/23/2030	224,995
		1,005,673
Federal Home Loans Banks - 0.97%
150,000	Federal Home Loans Banks 1.35% 11/26/2019	148,279
300,000	Federal Home Loans Banks 2.15%, 10/21/2022	297,767
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	301,568
300,000	Federal Home Loans Banks 2.09%, 07/19/2024	287,030
300,000	Federal Home Loans Banks 2.125% 09/02/2026	280,394
300,000	Federal Home Loans Banks 2.97% 01/23/2026	296,097
		1,611,135
Federal Home Mortgage Associations - 3.56%
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	152,463
130,744	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	130,200
2,464	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 ***	2,585
24,092	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 ***	24,202
4,224	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 ***	4,250
4,411	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 ***	4,431
9,544	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 ***	9,819

236,754	Freddie Mac Gold Pool #G30920 2.50%, 05/01/2036	230,496
234,833	Freddie Mac Gold Pool #G08705 3.00%, 05/01/2046	232,427
230,299	Freddie Mac Gold Pool #G08706 3.50%, 05/01/2046	235,391
		1,026,264
Federal National Mortgage Associations - 10.65%
150,000	Federal National Mortgage Association 1.40%, 08/25/2020	147,145
250,000	Federal National Mortgage Association 1.52%, 07/28/2021	241,608
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	227,334
300,000	Federal National Mortgage Association 2.125%, 04/24/2026	284,704
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	152,613
297,754	Federal National Mortgage Association 2.29%, 04/01/2025	283,143
214,910	Federal National Mortgage Association 2.50%, 04/01/2045	203,961
234,773	Federal National Mortgage Association 3.00%, 05/01/2036	236,932
259,355	Federal National Mortgage Association 3.00%, 08/25/2036	259,644
250,000	Federal National Mortgage Association 3.00%, 12/25/2040	248,062
286,396	Federal National Mortgage Association 3.50%, 10/25/2042	295,925
230,974	Federal National Mortgage Association 3.00%, 05/01/2046	228,804
27,933	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024 ***	28,396
61,189	Federal National Mortgage Association Pool #462285 2.372%, 06/01/2036***	62,960
8,291	Federal National Mortgage Association Pool #551037 2.583%, 11/01/2020 ***	8,409
43,951	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 ***	46,603
8,579	Federal National Mortgage Association Pool #791573 2.295%, 08/01/2034 ***	9,029
46,303	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 ***	49,196
45,792	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 ***	48,442
3,960	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 ***	4,138
		3,067,048
Federal Home Loans Mortgage Corporation Collateralized Mortgage Obligations - 0.98%
274,468	FHR 4447 PA Mortgage 3.00%, 12/15/2044	281,479

Federal National Mortgage Associations Collateralized Mortgage Obligations - 4.53%
115,247	FNA 2013-M9 Class Asq2 CMO 1.8248%, 06/25/2018	115,506
93,957	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	94,902
231,256	FNR 2012-134 Class VP CMO 3.00%, 10/25/2042	237,133
296,356	FNR 2012-112 Da 3%, 10/25/2042	295,171
446,784	FNR 2015-58 Jp 2.5% 03/25/2037	450,289
109,743	FNR 2013-41 Class Ae CMO 2.00%, 07/25/2037	110,319
		1,303,320
U.S. Government Agencies & Obligations - 0.89%
250,000	Tenn Valley Authority 2.875% 9/15/2024	255,615

Government National Association - 0.67%
185,112	Government National Association Series 2012-047 Cl Va 3.50%, 07/20/2023	192,645

Government National Association - 2.27%
10,701	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 ***	10,971
34,925	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 ***	35,797

6,215	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 ***	6,378
5,994	Government National Mortgage Association Pool #008259 1.625%, 08/20/2023 ***	6,151
22,087	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 ***	22,702
4,273	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 ***	4,394
5,243	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 ***	5,392
2,185	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 ***	2,246
4,820	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 ***	4,952
4,163	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 ***	4,288
6,888	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 ***	7,091
5,438	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 ***	5,607
9,207	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 ***	9,566
21,933	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 ***	22,601
4,806	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	4,959
11,949	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 ***	12,195
41,672	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 ***	43,271
47,275	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 ***	49,054
5,523	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 ***	5,745
61,052	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	63,416
29,743	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 ***	30,788
48,486	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 ***	49,924
235	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	236
1,344	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	1,439
513	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	515
255	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	274
1,430	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	1,629
1,070	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,074
891	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,015
8,128	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	8,849
250,000	Government National Mortgage Association Series 2012-113 Cl Py 3.50%, 09/20/2042 **	231,702
		654,221
U.S. Small Business Administration - 0.15%
41,479	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	41,769

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $9,650,133) - 32.78%		9,439,169

SHORT-TERM INVESTMENTS - 2.10%
605,781	Fidelity Money Market Portfolio Institutional Class 0.47% **	605,781

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $605,781) - 2.10%		605,781

TOTAL INVESTMENTS (Cost $28,526,041) *** - 99.45%		28,631,654

OTHER ASSETS LESS LIABILITIES - 0.58%		165,700

NET ASSETS - 100.00%		$ 28,797,354

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2017.

*** At January 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,719,105 amounted to $105,612, which consisted of aggregate gross unrealized appreciation of $551,850 and aggregate gross unrealized depreciation of $446,238.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At January 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,719,105 amounted to $105,612, which consisted of aggregate gross unrealized appreciation of $551,850 and aggregate gross unrealized depreciation of $446,238.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,440,761	$ -	$ -	$ 1,440,761
Corporate Bonds	-	10,391,598	-	10,391,598
Limited Partnerships	130,828	-	-	130,828
Municipal Bonds	-	1,337,387	-	1,337,387
Preferred Securities	5,127,528	-	-	5,127,528
Real Estate Investment Trusts	158,602	-	-	158,602
U.S. Government Agencies and Obligations	-	9,439,169	-	9,439,169
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	605,781	-	-	605,781
	$ 7,463,500	$ 21,168,154	$ -	$ 28,631,654

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: March 29, 2017

By (Signature and Title)

*

/s/Bob Anastasi

Bob Anastasi, Treasurer

Date: March 29, 2017

* Print the name and title of each signing officer under his or her signature.